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April 28, 2006

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Todd K. Schiffman

Re:          Atlantic Southern Financial Group, Inc.

Amendment No. 2 to Registration Statement on Form S-1

Filed March 14, 2006

File No. 333-131155

Form 10-K for Fiscal Year Ended

December 31, 2005

Filed March 27, 2006

File No. 0-51112

Ladies and Gentlemen:

On behalf of our client Atlantic Southern Financial Group, Inc. (the “Company”), we are responding to the comments received from your office by letter dated April 21, 2006, with respect to the above-referenced Registration Statement on Form S-1/A. We have restated and responded to each of your comments below. Capitalized terms used in this letter have the meanings ascribed to them in the Amendment No. 2 to the Registration Statement. All page references (excluding those in the headings and the staff’s comments) refer to the pages of the marked courtesy copy of Amendment No. 3 to the Form S-1, which is being filed concurrently and reflects the Company’s responses to your comments.

Recent Developments, page 3

1.               When you file your next amendment, in addition to considering the updating requirements of Rule 3-12(g) of Regulation S-X, please consider updating this section with summary information, based on your Call Reports, of the major financial condition, results of operations, earnings per share and financial ratios for the most recent interim period subsequent to the date of the financial statements included in the registration statement.

Response: We have revised the prospectus accordingly.

Asset Quality, page 38

2.               We refer to your responses to Comment 4 and Comment 5.d. We also refer to the revised disclosure in this section and the “Provision for Loan Losses” section on page 33 that states the additions to the allowance for loan losses are primarily based on maintaining a ratio of the allowance for loan losses to total loans in the range of 1% to 1.25%. In this regard, please tell us and revise the disclosure throughout the filing to explain the authorative accounting literature that supports your use of this mathematical formula to determine the allowance for loan losses. Tell us and state in this section why you consider this methodology is consistent with the following disclosure and accounting literature:

a.               The revised description on page 40 of how you determined the allowance for loan losses based on risk assessment methodologies for large individual loans and homogenous groups of loans according to SFAS 5, as amended by SFAS 114.

b.              The requirements of paragraph 9.06 of the AICPA Auditing and Accounting Guide for Depository and Lending Institutions that states methods that rely solely on mathematical calculations, such as those using a percentage of total loans based on historical experience generally fail to include the essential elements for determining the adequacy of the allowance for loan losses.

Response: Due to our short operating history, we do not yet have a sufficient history of portfolio performance on which to base additions. We are conscious of regulatory requirements, and want to maintain a conservative assessment of our ratio of allowance for loan losses to total loans. Accordingly, additions to the reserve are primarily based on maintaining a ratio of the allowance for loan losses to total loans in a range of 1.00% to 1.25%, which is the range for peer group community banks in Georgia of similar size and market demographics. Under this methodology, charge-offs will increase the amount of additions to the allowance, and recoveries will reduce the amount of additions to the allowance.

Exhibits

3.                       We note that the Exhibit 5 legality opinion has not yet been filed.

Response: We have included the legal opinion and it is filed as exhibit 5 to this document.

Form 10-K for the period ended December 31, 2005

Changes and Disagreements with Accountants on Accounting and Financial Disclosure, page 73

4.               We refer to your response to comment 12. As requested previously, in addition to the incorporation by reference of the Form 8-K filed on March 15, 2006, please include in this section a brief description of the dismissal of your current independent auditors on March 9, 2006, and the engagement of your new auditors on that date.

Response: We have revised the annual report filed on Form 10-K accordingly.

***

We trust this response has addressed your concerns. Please do not hesitate to let us know of any additional questions or comments that the staff may have. Thank you.

Very truly yours,

/s/ Todd Wade

Todd Wade

FOR POWELL GOLDSTEIN LLP

Enclosures

cc:           Ms. Carol Soto

Beth Lanier, Esq.